Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 123,801	$ 119,934
Less: Accumulated depreciation	(56,718)	(34,564)
Total	67,083	85,370
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	43,809	44,029
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 79,992	$ 75,905